Expense Example, No Redemption (USD $)	12 Months Ended
Nov. 30, 2011
Vanguard California Tax-Exempt Money Market Fund - Investor Shares | Vanguard California Tax-Exempt Money Market Fund
Expense Example, No Redemption:
1 YEAR	$ 17
3 YEAR	55
5 YEAR	96
10 YEAR	217
Vanguard California Long-Term Tax-Exempt Fund - Investor Shares | Vanguard California Long-Term Tax-Exempt Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard California Intermediate-Term Tax-Exempt Fund - Investor Shares | Vanguard California Intermediate-Term Tax-Exempt F
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard California Long-Term Tax-Exempt Fund - Admiral Shares | Vanguard California Long-Term Tax-Exempt Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard California Intermediate-Term Tax-Exempt Fund - Admiral Shares | Vanguard California Intermediate-Term Tax-Exempt F
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	$ 154